Cover	Aug. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2025
Entity File Number	001-36019
Entity Registrant Name	TONIX PHARMACEUTICALS HOLDING CORP.
Entity Central Index Key	0001430306
Entity Tax Identification Number	26-1434750
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26 Main Street
Entity Address, City or Town	Chatham
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07928
City Area Code	(862)
Local Phone Number	799-8599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TNXP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false